CONCENTRATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedules of concentration of risk

	Nine Months Ended September 30,
	2025		2024
Customer A	$1,944	49%	$1,796	51%
Customer C	$546	14%	$5	0%
Customer E	$485	12%	$494	14%

	Years Ended December 31,
	2024		2023
Customer A	$1,796	41%	$1,876	37%
Customer B	$494	11%	$737	15%
Customer C	$150	3%	$536	11%

Schedules of long-lived assets by geographic areas

	September 30,	December 31,
	2025	2024
United States	$157	$213
Foreign, principally in Europe	12	14
Property and equipment, net	$169	$227

	December 31, 2024	December 31, 2023
United States	$213	$340
Foreign, principally in Europe	14	25
Property and equipment, net	$227	$365